Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2024
U.S. Government Securities Ultra-Short Bond Fund
United States Government and Agency
Obligations 90.99%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Federal Farm Credit Bank 15.65%
Fixed Rates:
0.47 11/18/24 $ 2,000,000 $ 1,942,114
2.35 12/05/25 1,000,000 961,271
5.34 05/28/26 2,000,000 1,998,542
4,901,927
Federal Home Loan Bank 20.23%
Fixed Rates:
5.15 04/12/24 1,000,000 999,940
4.63 12/13/24 1,000,000 996,158
5.35 12/30/24 2,000,000 1,996,715
2.63 09/12/25 1,000,000 969,333
1.11 10/28/26 1,500,000 1,372,730
6,334,876
Federal Home Loan Mortgage Corp. 34.69%
Fixed Rates:
3.06 05/29/24 5,000,000 4,981,219
2.40 03/28/25 3,000,000 2,921,532
4.05 08/28/25 3,000,000 2,963,348
10,866,099
U.S. Treasury Bill 15.67%
 ◊
Yield to Maturity:
5.13 07/18/24 3,000,000 2,953,578
5.19 09/05/24 2,000,000 1,955,395
4,908,973
U.S. Treasury Note/Bond 4.75%
Fixed Rates:
4.25 12/31/25 1,500,000 1,487,812
Investments, at value 90.99% 28,499,687
(cost $28,521,507 )
Other assets and liabilities, net 9.01% 2,822,020
Net Assets 100.00% $ 31,321,707

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
March 31, 2024
Near-Term Tax Free Fund
Municipal Bonds 94.75%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Alabama 1.91%
Alabama Community College System,
Alabama, Refunding, RB BAM 4.00 11/01/24 $ 185,000 $ 185,072
Alabaster Board of Education, Alabama,
Prefunding, Special Tax Bond AGM 5.00 09/01/44 300,000 301,452
486,524
Arizona 1.59%
City of Mesa AZ, Arizona, Refunding, GO
Limited 4.00 07/01/25 400,000 404,269
California 3.36%
City of Milpitas CA Wastewater Revenue,
California, Refunding, RB 5.00 11/01/24 350,000 353,188
East Side Union High School District,
California, GO Unlimited AGM 5.00 08/01/24 200,000 200,968
State of California, California, Refunding, GO
Unlimited 5.00 08/01/24 300,000 301,501
855,657
Colorado 3.44%
City of Glendale CO, Colorado, Refunding, COP
AGM 5.00 12/01/25 510,000 519,554
Colorado Health Facilities Authority, Colorado,
Refunding, RB 5.00 10/01/25 350,000 356,397
875,951
Connecticut 2.53%
State of Connecticut, Connecticut, GO
Unlimited 4.00 06/15/24 235,000 235,152
State of Connecticut, Connecticut, Refunding,
GO Unlimited 5.00 05/15/27 200,000 207,847
Town of Simsbury CT, Connecticut, Refunding,
GO Unlimited 5.00 08/01/24 200,000 201,014
644,013
Florida 2.80%
Port St Lucie Community Redevelopment
Agency, Florida, Refunding, Tax
Allocation Bond 5.00 01/01/25 705,000 712,869
Georgia 1.21%
Grady County School District, Georgia, GO
Unlimited 5.00 10/01/25 300,000 307,597

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
March 31, 2024
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Hawaii 0.72%
State of Hawaii, Hawaii, Refunding, GO
Unlimited 5.00 10/01/27 $ 175,000 $ 182,756
Illinois 1.19%
Cook County Township High School District No.
225, Illinois, Refunding, GO Unlimited 5.00 12/01/24 300,000 302,682
Indiana 1.77%
County of Warrick IN Redevelopment District,
Indiana, Refunding, Tax Allocation Bond 4.00 08/01/25 170,000 171,208
Northwestern School Corp., Indiana, GO
Limited 5.00 01/15/26 150,000 153,859
South Henry Multi School Building Corp.,
Indiana, RB 5.00 07/15/24 125,000 125,326
450,393
Iowa 1.15%
Iowa Finance Authority, Iowa, Refunding, RB 5.00 02/15/25 290,000 292,708
Kansas 0.66%
City of Lawrence KS, Kansas, GO Unlimited 3.25 09/01/27 170,000 169,099
Kentucky 2.77%
Campbellsville Independent School District
Finance Corp., Kentucky, RB 4.00 08/01/25 165,000 165,937
City of Ashland KY, Kentucky, Refunding, GO
Unlimited AGM 5.00 01/01/25 300,000 303,082
Kentucky Bond Development Corp., Kentucky,
Refunding, RB 5.00 05/01/25 235,000 238,422
707,441
Louisiana 1.14%
Louisiana Housing Corp., Louisiana, RB FHLMC 2.15 12/01/24 295,000 290,776
Massachusetts 4.17%
Commonwealth of Massachusetts Federal
Highway Grant Anticipation Note
Revenue, Massachusetts, RB 5.00 06/15/25 250,000 250,889
Massachusetts Development Finance Agency,
Massachusetts, Refunding, RB 4.00 04/01/25 250,000 251,697
Massachusetts Port Authority, Massachusetts,
Refunding, RB 5.00 07/01/24 560,000 561,761
1,064,347

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
March 31, 2024
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Michigan 4.40%
Great Lakes Water Authority Water Supply
System Revenue, Michigan, Refunding,
RB 5.00 07/01/26 $ 365,000 $ 379,702
Michigan Finance Authority, Michigan, RB
AGM 5.00 07/01/26 300,000 300,839
Wayne State University, Michigan, RB 5.00 11/15/27 430,000 440,530
1,121,071
Minnesota 5.11%
City of St Cloud MN, Minnesota, Refunding, RB 5.00 05/01/24 185,000 185,092
County of Chisago MN, Minnesota, GO
Unlimited 2.00 02/01/27 1,175,000 1,118,558
1,303,650
Mississippi 0.49%
County of Madison MS, Mississippi, GO
Unlimited 4.50 11/01/25 125,000 125,794
Missouri 2.83%
Nixa Public Schools, Missouri, Refunding, GO
Unlimited 2.25 03/01/25 530,000 519,880
St Louis Land Clearance for Redevelopment
Authority, Missouri, RB 4.00 07/15/25 200,000 201,596
721,476
Nebraska 1.19%
Nebraska Public Power District, Nebraska,
Refunding, RB 5.00 01/01/25 300,000 303,415
Nevada 1.18%
Clark County Water Reclamation District,
Nevada, Refunding, GO Limited 5.00 07/01/24 300,000 300,943
New Hampshire 0.78%
City of Portsmouth NH, New Hampshire, GO
Unlimited 4.00 06/15/24 200,000 200,096
New Jersey 2.59%
Middlesex County Improvement Authority, New
Jersey, RB 5.00 07/01/25 425,000 434,219
Township of North Bergen NJ, New Jersey, GO
Unlimited Notes 4.00 04/24/24 225,000 225,048
659,267

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
March 31, 2024
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
New Mexico 4.59%
City of Rio Rancho NM, New Mexico, GO
Unlimited 5.00 08/01/27 $ 600,000 $ 639,764
Los Alamos Public School District, New
Mexico, GO Unlimited 5.00 08/01/25 520,000 531,554
1,171,318
New York 2.68%
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/25 250,000 255,982
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/26 200,000 208,830
Port Authority of New York & New Jersey,
New York, Refunding, RB 5.00 10/01/25 215,000 219,401
684,213
North Carolina 1.99%
County of Pender NC, North Carolina, RB 5.00 04/01/25 500,000 507,227
Ohio 1.11%
Kettering City School District, Ohio, Refunding,
GO Unlimited 5.00 12/01/24 280,000 282,429
Oklahoma 5.46%
Cleveland County Independent School District
No. 29 Norman, Oklahoma, GO Unlimited 3.00 05/01/24 415,000 414,469
Grady County School Finance Authority,
Oklahoma, RB 5.00 09/01/24 225,000 225,904
Tulsa Public Facilities Authority, Oklahoma, RB 5.00 06/01/24 750,000 751,223
1,391,596
Oregon 1.44%
City of Ashland OR, Oregon, GO Limited 2.38 10/01/26 200,000 193,019
Klamath Falls Intercommunity Hospital
Authority, Oregon, Refunding, RB 4.00 09/01/24 175,000 174,696
367,715
Pennsylvania 8.73%
Commonwealth of Pennsylvania, Pennsylvania,
Refunding, GO Unlimited, First Series 5.00 08/15/25 310,000 317,676
Commonwealth of Pennsylvania, Pennsylvania,
GO Unlimited, Second Series 5.00 09/15/24 300,000 301,972
Delaware River Port Authority, Pennsylvania,
Refunding, RB 5.00 01/01/27 500,000 526,249
Pittsburgh Water & Sewer Authority,
Pennsylvania, RB AGM 5.00 09/01/24 300,000 301,575

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
March 31, 2024
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Pennsylvania (cont’d)
Williamsport Sanitary Authority, Pennsylvania,
Refunding, RB BAM 5.00 01/01/27 $ 740,000 $ 779,048
2,226,520
South Carolina 1.29%
City of Tega Cay SC, South Carolina, Refunding,
GO Unlimited 2.25 04/01/25 335,000 327,982
South Dakota 0.53%
South Dakota Health & Educational Facilities
Authority, South Dakota, Refunding, RB 5.00 09/01/24 135,000 135,426
Tennessee 0.98%
Metropolitan Government of Nashville &
Davidson County TN, Tennessee, GO
Unlimited 5.00 07/01/24 250,000 250,811
Texas 8.25%
City of Austin TX, Texas, Refunding, GO Limited 5.00 09/01/24 215,000 216,173
City of Denton TX, Texas, GO Limited 4.00 02/15/26 265,000 268,926
City of Denton TX, Texas, Refunding, GO
Limited 5.00 02/15/27 400,000 421,382
Harris County Water Control & Improvement
District No. 21, Texas, GO Unlimited
BAM 4.00 09/01/24 1,000,000 999,670
Lower Colorado River Authority, Texas,
Refunding, RB 5.00 05/15/27 195,000 197,802
2,103,953
Utah 2.09%
County of Utah UT, Utah, RB 5.00 05/15/24 250,000 250,268
Jordan Valley Water Conservancy District,
Utah, Refunding, RB 5.00 10/01/24 280,000 282,069
532,337
Vermont 1.52%
University of Vermont and State Agricultural
College, Vermont, Refunding, RB 5.00 10/01/24 385,000 387,561
Virginia 0.90%
Virginia Commonwealth Transportation Board,
Virginia, RB 5.00 05/15/25 225,000 229,360

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
March 31, 2024
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Washington 2.57%
City of Seattle WA Municipal Light & Power
Revenue, Washington, Refunding, RB 5.00 10/01/24 $ 240,000 $ 241,738
King County Fire Protection District No. 45,
Washington, GO Unlimited 4.00 12/01/25 260,000 262,450
King County Housing Authority, Washington,
Refunding, RB 4.00 06/01/27 150,000 151,922
656,110
Wisconsin 1.64%
Village of Hartland WI, Wisconsin, Refunding,
GO Unlimited 3.00 06/01/24 420,000 418,909
Investments, at value 94.75% 24,156,261
(cost $24,366,444 )
Other assets and liabilities, net 5.25% 1,339,587
Net Assets 100.00% $ 25,495,848

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2024
Global Luxury Goods Fund
Common Stocks 90.48% Shares Value
Apparel Manufacturers 12.13%
Burberry Group PLC 18,800 $ 287,571
Christian Dior SE 585 491,115
Deckers Outdoor Corp.
 *
980 922,435
Hermes International SCA 1,542 3,941,014
Kering SA, ADR 9,200 364,504
PRADA SpA 22,000 174,556
6,181,195
Athletic Footwear 0.28%
On Holding AG, Class A
 *
4,000 141,520
Automotive - Cars & Light Trucks 15.32%
Bayerische Motoren Werke AG 17,300 1,996,054
Ferrari NV 5,650 2,463,061
Mercedes-Benz Group AG, ADR 52,000 1,034,280
Porsche Automobil Holding SE, ADR 87,000 456,750
Volkswagen AG 12,150 1,856,011
7,806,156
Beverages - Wine/Spirits 4.70%
Constellation Brands, Inc., Class A 6,940 1,886,015
Remy Cointreau SA 5,050 509,922
2,395,937
Building - Residential/Commercial 1.41%
Toll Brothers, Inc. 5,550 718,003
Casino Hotels 1.92%
Las Vegas Sands Corp. 18,950 979,715
Computers 3.84%
Apple, Inc. 11,400 1,954,872
Cosmetics & Toiletries 2.16%
Coty, Inc., Class A
 *
79,000 944,840
The Estee Lauder Cos., Inc. 1,000 154,150
1,098,990
Cruise Lines 4.36%
Carnival Corp.
 *
60,200 983,668
Royal Caribbean Cruises, Ltd.
 *
8,900 1,237,189
2,220,857
Diversified Banking Institution 6.77%
JPMorgan Chase & Co. 6,800 1,362,040
UBS Group AG 68,000 2,088,960
3,451,000

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2024
Global Luxury Goods Fund
 (cont’d) Shares Value
Diversified Minerals 0.12%
Calibre Mining Corp.
 *
50,000 $ 61,644
E-Commerce/Products 1.95%
Amazon.com, Inc.
 *
5,500 992,090
Energy - Alternate Sources 0.00%
Pacific Green Energy Corp.
 #*@
100,000 0
Finance - Mortgage Loan/Banker 0.00%
Lendified Holdings, Inc.
 #*@
1,116,560 0
Gold Mining 7.72%
Centerra Gold, Inc. 65,000 383,891
Dundee Precious Metals, Inc. 72,000 547,488
Franco-Nevada Corp. 4,600 548,136
New Gold, Inc.
 *
35,000 59,500
Osisko Gold Royalties, Ltd. 35,000 574,700
Perseus Mining, Ltd. 100,000 140,228
Royal Gold, Inc. 3,250 395,883
Silver Lake Resources, Ltd.
 *
468,000 378,404
Torex Gold Resources, Inc.
 *
35,000 515,226
Westgold Resources, Ltd. 230,000 393,460
3,936,916
Hotels & Motels 5.09%
Accor SA 16,200 756,320
InterContinental Hotels Group PLC 8,800 914,424
Marriott International, Inc., Class A 3,670 925,978
2,596,722
Investment Management/Advisory Services 2.98%
Apollo Global Management, Inc. 13,500 1,518,075
Oil Companies - Exploration & Production 0.07%
NG Energy International Corp., 144A
 #*∆
50,000 35,067
Private Equity 2.40%
KKR & Co., Inc. 12,150 1,222,047
Real Estate Operating/Development 0.00%
Infrastructure Ventures, Inc.
 #*@+
426,533 0
Retail - Apparel/Shoe 7.08%
Brunello Cucinelli SpA 3,950 451,437
Industria de Diseno Textil SA 31,000 1,561,045
Lululemon Athletica , Inc.
 *
3,700 1,445,405
Moncler SpA 2,000 149,241
3,607,128

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2024
Global Luxury Goods Fund
 (cont’d) Shares Value
Retail - Jewelry 5.31%
Cie Financiere Richemont SA 16,980 $ 2,585,042
Pandora A/S 750 121,055
2,706,097
Silver Mining 0.15%
Fortuna Silver Mines, Inc.
 *
20,000 74,600
Textile - Apparel 4.72%
LVMH Moet Hennessy Louis Vuitton SE, ADR 13,286 2,405,165
Total Common Stocks 46,103,796
(cost $39,161,925)
Corporate Non-Convertible Bond 1.51%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.51%
Aris Gold Corp. 7.50 08/26/27 $ 668,000 768,200
(cost $667,928)
Call Option Purchased 0.04%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts
Automotive - Cars & Light Trucks 0.04%
Tesla, Inc. $ 225.00 06/24 $ 1,125,000 50 21,100
(premiums paid $56,851 )
Investments, at value 92.03% 46,893,096
(cost $39,886,704 )
Other assets and liabilities, net 7.97% 4,062,828
Net Assets 100.00% $ 50,955,924

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2024
Global Resources Fund
Common Stocks 81.34% Shares Value
Advanced Materials/Production 0.96%
Nano One Materials Corp.
 *
325,000 $ 415,082
Agricultural Chemicals 1.59%
CF Industries Holdings, Inc. 5,000 416,050
OCI NV 10,000 274,088
690,138
Agricultural Operations 0.22%
Wide Open Agriculture, Ltd.
 *
1,500,000 93,897
Building Products - Wood 0.40%
Stella-Jones, Inc. 3,000 174,966
Chemicals - Specialty 0.90%
Daqo New Energy Corp., ADR
 *
7,500 211,125
Methanex Corp. 4,000 178,273
389,398
Coal 0.84%
Caribbean Resources Corp.
 #*@
2,148,176 0
Peabody Energy Corp. 15,000 363,900
363,900
Diamonds/Precious Stones 0.45%
Barksdale Resources Corp.
 *
1,955,000 194,843
Diversified Minerals 2.96%
Arianne Phosphate, Inc.
 *
600,000 119,597
Atlas Lithium Corp.
 *
3,000 51,060
BHP Group, Ltd., ADR 3,500 201,915
Core Assets Corp., 144A
 #*∆
600,000 42,081
E3 Lithium, Ltd.
 *
100,000 108,523
IberAmerican Lithium Corp.
 *
1,000,000 88,590
Legacy Lithium Corp.
 #*@
100,000 2,060
Leo Lithium, Ltd.
 #*@
700,000 230,358
Lithium Royalty Corp.
 *
821 4,503
NGEX Minerals, Ltd.
 *
20,000 129,194
NGX, Ltd.
 *
90 10
Nio Strategic Metals, Inc.
 *
3,325,000 159,555
Nio Strategic Metals, Inc., 144A
 #*∆
362,069 17,374
Sigma Lithium Corp.
 *
3,000 38,880
VR Resources, Ltd.
 *
250,000 38,758
Wolfden Resources Corp.
 *
1,825,000 50,524
1,282,982

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2024
Global Resources Fund
Common Stocks (cont’d) Shares Value
Energy - Alternate Sources 0.45%
Canadian Solar, Inc.
 *
10,000 $ 197,600
Pacific Green Energy Corp.
 #*@~
2,400,000 0
197,600
Enterprise Software/Services 7.73%
Abaxx Technologies, Inc.
 *
300,000 2,989,923
Base Carbon, Inc.
 *
1,000,000 358,052
MicroStrategy, Inc.
 *
5 8,523
3,356,498
Forestry 0.44%
Canfor Corp.
 *
15,000 189,473
Gas - Distribution 0.93%
Centrica PLC 250,000 403,015
Gold Mining 11.14%
Agnico Eagle Mines, Ltd. 5,000 298,250
Centerra Gold, Inc. 60,000 354,361
Collective Mining, Ltd.
 *
75,000 221,476
EnviroGold Global, Ltd., 144A
 #*∆
75,000 1,938
Firefinch, Ltd.
 #*@
1,000,000 58,649
K92 Mining, Inc.
 *
150,000 697,649
Montage Gold Corp.
 *
650,000 599,830
New Gold, Inc.
 *
150,000 255,000
OceanaGold Corp. 350,000 790,668
Osisko Gold Royalties, Ltd. 10,000 164,200
Royal Road Minerals, Ltd.
 *
5,500,000 446,643
Seabridge Gold, Inc.
 *
10,000 151,200
Silver Tiger Metals, Inc.
 *
1,000,000 114,429
Torex Gold Resources, Inc.
 *
45,000 662,434
Western Atlas Resources, Inc.
 *
2,000,000 18,456
4,835,183
Independent Power Producer 0.74%
Atlantica Sustainable Infrastructure PLC 17,500 323,400
Industrial Gases 2.14%
Linde PLC 2,000 928,640
Investment Companies 0.43%
Contango Holdings PLC
 *
10,502,248 187,060
Metal - Copper 1.79%
Arizona Sonoran Copper Co., Inc.
 *
300,000 306,744
First Quantum Minerals, Ltd. 20,000 214,979
Kutcho Copper Corp.
 *
850,000 75,302
Meridian Mining UK Societas
 *
400,000 119,597

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2024
Global Resources Fund
Common Stocks (cont’d) Shares Value
Metal - Copper (cont’d)
Trigon Metals, Inc.
 *
500,000 $ 59,060
775,682
Metal - Diversified 14.28%
Electra Battery Materials Corp., 144A
 #*∆
55,555 25,428
Filo Corp.
 *
120,000 2,095,161
Glencore PLC 40,000 219,503
GoviEx Uranium, Inc., 144A
 #*∆
58,000 4,924
Ivanhoe Electric, Inc./US
 *
16,499 161,690
Ivanhoe Mines, Ltd.
 *
225,000 2,684,286
Juno Corp., 144A
 #*@∆
200,000 295,301
Nubian Resources, Ltd.
 *
250,000 10,151
Orsu Metals Corp., 144A
 #*@∆
14,761 0
Sovereign Metals, Ltd.
 *
600,000 191,491
Torq Resources, Inc.
 *
1,000,000 92,282
Vox Royalty Corp. 200,000 418,000
6,198,217
Metal - Iron 0.00%
Consolidated Growth Holdings, Ltd.
 #*@
19,859,173 0
Mining Services 0.76%
Cordoba Minerals Corp.
 *
58,823 16,068
Defense Metals Corp.
 *
1,800,000 312,281
328,349
Natural Resource Technology 0.29%
I-Pulse, Inc., 144A
 #*@+∆
15,971 126,171
Non-Ferrous Metals 4.90%
Cameco Corp. 10,000 433,200
Denison Mines Corp.
 *
230,000 448,500
Encore Energy Corp.
 *
150,000 657,783
InZinc Mining, Ltd.
 *
2,000,000 36,913
NexGen Energy, Ltd.
 *
25,000 194,250
Peninsula Energy, Ltd.
 *
1,400,000 113,912
Sterling Group Ventures, Inc., 144A
 #*@∆
500,000 0
Ur-Energy, Inc.
 *
150,000 240,000
2,124,558
Oil - US Royalty Trusts 4.48%
Deterra Royalties, Ltd. 100,000 321,320
Kimbell Royalty Partners LP 55,000 853,600
Viper Energy, Inc. 20,000 769,200
1,944,120

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2024
Global Resources Fund
Common Stocks (cont’d) Shares Value
Oil Companies - Exploration & Production 9.82%
Chesapeake Energy Corp. 5,000 $ 444,150
ConocoPhillips 1,500 190,920
Freehold Royalties, Ltd. 30,000 323,133
LNG Energy Group Corp.
 *
1,100,000 219,261
Marathon Oil Corp. 17,500 495,950
New Stratus Energy, Inc.
 *
1,500,000 697,649
NG Energy International Corp.
 *
700,000 490,938
NG Energy International Corp., 144A
 #*∆
200,000 140,268
Occidental Petroleum Corp. 10,000 649,900
Permian Resources Corp. 15,000 264,900
Range Resources Corp. 10,000 344,300
4,261,369
Oil Companies - Field Services 3.09%
Halliburton Co. 10,000 394,200
Liberty Energy, Inc. 7,500 155,400
Schlumberger NV 6,000 328,860
Select Water Solutions, Inc., Class A 50,000 461,500
1,339,960
Oil Refining & Marketing 2.47%
Marathon Petroleum Corp. 3,000 604,500
Valero Energy Corp. 2,750 469,397
1,073,897
Paper & Related Products 1.00%
Sylvamo Corp. 7,000 432,180
Pipelines 2.79%
Cheniere Energy, Inc. 7,500 1,209,600
Precious Metals 0.76%
Brixton Metals Corp.
 *
2,000,000 140,268
Coeur Mining, Inc.
 *
50,000 188,500
328,768
Real Estate Operating/Development 0.93%
Infrastructure Ventures, Inc.
 #*@+
7,443,544 0
Revival Gold, Inc.
 *
1,500,000 404,193
404,193
Retail - Jewelry 0.27%
Mene, Inc.
 *
750,000 117,659
Silver Mining 0.34%
Vizsla Silver Corp.
 *
113,000 147,658

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2024
Global Resources Fund
Common Stocks (cont’d) Shares Value
Steel - Producers 1.05%
Cleveland-Cliffs, Inc.
 *
20,000 $ 454,800
Total Common Stocks 35,293,256
(cost $76,388,868)
Corporate Convertible Bond 1.16%
Coupon
Rate %
Maturity
Date
Principal
Amount
Investment Companies 1.16%
Contango Holdings PLC, 144A
 #@∆
0.00 06/29/24 $ 400,000 504,860
(cost $508,120)
Corporate Non-Convertible Bonds 3.32%
Gold Mining 2.17%
Aris Gold Corp. 7.50 08/26/27 818,331 941,081
Oil Companies - Exploration & Production 1.15%
NG Energy International Corp.
 #
8.00 05/20/27 750,000 501,089
Total Corporate Non-Convertible Bonds 1,442,170
(cost $1,405,440)
Exchange Traded Funds 6.77% Shares
abrdn Physical Palladium Shares ETF
 *
400 37,408
Breakwave Dry Bulk Shipping ETF
 *
1,200 16,632
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
ETF 1,100 45,111
First Trust Natural Gas ETF 1,100 30,184
Global X Copper Miners ETF 2,400 101,832
Global X Uranium ETF 2,400 69,192
Global X US Infrastructure Development ETF 7,600 302,556
Grayscale Bitcoin Trust BTC ETF
 *
1,100 69,487
Invesco DB Agriculture Fund ETF 5,400 133,704
Invesco DB Base Metals Fund ETF 5,400 96,984
Invesco DB US Dollar Index Bullish Fund ETF 14,900 422,713
Invesco S&P Global Water Index ETF 3,800 211,014
iShares Global Timber & Forestry ETF 354 29,870
iShares Silver Trust ETF
 *
5,900 134,225
iShares U.S. Energy ETF 1,700 83,980
iShares U.S. Oil Equipment & Services ETF 4,100 96,965
KraneShares Global Carbon Strategy ETF 1,800 55,368
SPDR Gold Shares ETF
 *
1,000 205,720
SPDR S&P Oil & Gas Exploration & Production ETF 600 92,958
Teucrium Wheat Fund ETF
 *
15,600 84,396
U.S. Gasoline Fund LP ETF
 *
1,700 120,581

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2024
Global Resources Fund
Exchange Traded Funds (cont’d) Shares Value
U.S. Oil Fund LP ETF
 *
2,000 $ 157,460
VanEck Agribusiness ETF 3,200 240,416
VanEck Gold Miners ETF/USA 3,100 98,022
Total Exchange Traded Funds 2,936,778
(cost $2,704,753)
Warrants 0.40%
Exercise
Price
Exp.
Date
Diamonds/Precious Stones 0.00%
Barksdale Resources Corp., 144A
 #*@∆
$ 0.60 01/09/27 177,500 0
Diversified Minerals 0.00%
Bradda Head Lithium, Ltd., 144A
 #*@∆
0.21 04/19/24 2,000,000 0
Core Assets Corp., 144A
 #*@∆
0.47 02/17/25 300,000 0
Desert Mountain Energy Corp., 144A
 #*@∆
2.70 03/24/25 300,000 0
Group 6 Metals, Ltd.
 #*@
0.28 01/13/25 400,000 0
IberAmerican Lithium Corp., 144A
 #*@∆
0.40 09/01/26 500,000 0
Ion Energy, Ltd., 144A
 #*@∆
0.70 04/13/24 225,000 0
Volt Lithium Corp., 144A
 #*@∆
0.33 08/04/25 500,000 0
0
Gold Mining 0.00%
Iris Metals, Ltd.
 #*@
1.50 05/16/25 325,000 0
Investment Companies 0.00%
Contango Holdings PLC, 144A
 #*@∆
0.09 11/07/25 4,583,333 0
Metal - Copper 0.00%
Trigon Metals, Inc., 144A
 #*@∆
0.30 07/12/26 625,000 0
Metal - Diversified 0.00%
Electra Battery Materials Corp., 144A
 #*@∆
1.74 08/11/25 250,000 0
Torq Resources, Inc., 144A
 #*@∆
0.30 01/04/27 1,000,000 0
0
Mining Services 0.28%
Aris Mining Corp.
 *
2.75 07/29/25 480,000 120,483
Non-Ferrous Metals 0.02%
Peninsula Energy, Ltd.
 #*@
0.10 03/31/25 700,000 11,404
Oil Companies - Exploration & Production 0.10%
LNG Energy Group, 144A
 #*@∆
0.60 05/05/26 1,000,000 0
NG Energy International Corp.
 *
1.40 05/20/27 300,000 43,188
43,188
Precious Metals 0.00%
Nova Minerals, Ltd.
 #*@
0.70 04/30/24 16,666 0

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2024
Global Resources Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Real Estate Operating/Development 0.00%
Revival Gold, Inc., 144A
 #*@∆
$ 0.72 05/16/26 250,000 $ 0
Silver Mining 0.00%
Vizsla Silver Corp., 144A
 #*@∆
2.00 11/15/24 62,500 0
Total Warrants 175,075
(cost $21,535 )
Investments, at value 92.99% 40,352,139
(cost $81,028,716 )
Other assets and liabilities, net 7.01% 3,039,608
Net Assets 100.00% $ 43,391,747

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2024
World Precious Minerals Fund
Common Stocks 93.88% Shares Value
Advanced Materials/Production 8.83%
Nano One Materials Corp.
 *
2,700,000 $ 3,448,378
Coal 0.00%
Caribbean Resources Corp.
 #*@
505,453 0
Diamonds/Precious Stones 0.91%
Barksdale Resources Corp.
 *
3,570,000 355,801
Diversified Minerals 3.75%
Ascot Resources, Ltd., 144A
 #*∆
6,412 3,550
Erdene Resource Development Corp.
 *
500,000 151,342
Founders Metals, Inc.
 *
210,000 223,248
Gossan Resources, Ltd.
 *
1,250,000 32,299
Indochine Mining, Ltd.
 #*@
10,000 0
Kenorland Minerals, Ltd.
 *
225,000 123,750
Kootenay Resources, Inc.
 #*@
40,000 2,953
Max Resource Corp.
 *
2,250,000 207,634
Minaurum Gold, Inc.
 *
1,000,000 228,858
Serra Energy Metals Corp.
 *
2,000,000 29,530
Waraba Gold, Ltd.
 #*~
2,155,000 15,909
Waraba Gold, Ltd., 144A
 #*~∆
6,045,000 44,627
Western Exploration, Inc.
 *
350,000 284,227
Westward Gold, Inc.
 *
2,000,000 118,120
1,466,047
Energy - Alternate Sources 0.15%
Iondrive, Ltd.
 *
10,000,000 57,840
Financial Services 0.00%
Tokens.com Corp., 144A
 #*∆
11,123 1,273
Gold Mining 45.59%
Abitibi Metals Corp.
 *
400,000 156,510
Adamera Minerals Corp.
 *
5,470,000 60,574
Adamera Minerals Corp., 144A
 #*∆
119,543 1,324
Aero Energy, Ltd.
 *
50,000 5,537
Allegiant Gold, Ltd.
 *
500,000 49,832
Alpha Exploration, Ltd.
 *
500,000 315,603
Amilot Capital, Inc., 144A
 #*@∆
410,000 0
Angus Gold, Inc.
 *
350,000 139,530
Asante Gold Corp.
 *
1,250,000 1,199,660
Awale Resources, Ltd.
 *
925,000 566,793
Bellevue Gold, Ltd.
 *
500,000 614,891
Black Cat Syndicate, Ltd.
 *
1,750,000 256,650
Carolina Rush Corp.
 *
1,000,000 132,885
Cassiar Gold Corp.
 *
448,000 95,914
Collective Mining, Ltd.
 *
50,000 147,650

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2024
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Compass Gold Corp.
 *
2,000,000 $ 147,650
Contact Gold Corp.
 *
8,200,000 181,610
Faraday Copper Corp., 144A
 #*∆
43,500 18,947
Freegold Ventures, Ltd.
 *
200,000 60,537
Freegold Ventures, Ltd., 144A
 #*@∆
300,000 90,805
G2 Goldfields, Inc.
 *
700,000 465,099
Gold Bull Resources Corp.
 *
100,000 29,899
Goldshore Resources, Inc.
 *
1,400,000 165,369
Heliostar Metals, Ltd.
 *
1,250,000 226,090
HighGold Mining, Inc.
 *
375,000 83,053
K92 Mining, Inc.
 *
600,000 2,790,595
Karus Mining, Inc.
 #*@
37,500 60,906
Kesselrun Resources, Ltd.
 *~
5,000,000 110,738
Lion One Metals, Ltd.
 *
500,000 160,570
Loncor Gold, Inc.
 *
2,575,000 665,350
Maple Gold Mines, Ltd.
 *
1,000,000 55,369
Mawson Gold, Ltd.
 *
900,000 378,724
McFarlane Lake Mining, Ltd.
 *
2,500,000 101,510
Montage Gold Corp.
 *
400,000 369,126
NV Gold Corp.
 *
100,000 15,319
OceanaGold Corp. 175,000 395,334
Omai Gold Mines Corp.
 *
3,000,000 365,435
Onyx Gold Corp.
 *
200,000 31,745
Osisko Gold Royalties, Ltd. 10,000 164,200
Osisko Mining, Inc.
 *
125,000 256,543
Radisson Mining Resources, Inc.
 *
9,250,000 1,263,335
Radius Gold, Inc., 144A
 #*∆
125,000 12,919
Ramelius Resources, Ltd. 178,147 216,234
Renegade Gold, Inc.
 *
25,000 5,998
Reunion Gold Corp.
 *
1,500,000 514,931
Roscan Gold Corp.
 *
1,500,000 99,664
Royal Road Minerals, Ltd.
 *
1,500,000 121,812
Sanu Gold Corp.
 *
585,000 35,630
Sanu Gold Corp., 144A
 #*∆
700,000 42,634
Scottie Resources Corp.
 *
2,250,000 315,603
Seabridge Gold, Inc.
 *
5,000 75,600
Silver Tiger Metals, Inc.
 *
1,000,000 114,429
Skeena Resources, Ltd.
 *
75,000 344,948
Snowline Gold Corp.
 *
40,000 178,066
STLLR Gold, Inc.
 *
92,000 82,182
Storm Exploration, Inc.
 *
537,500 19,841
Strikepoint Gold, Inc.
 *
2,750,000 142,114
Sunshine Metals, Ltd./Australia
 *
2,000,000 18,314
Taurus Gold, Ltd., 144A
 #*@∆
2,448,381 0
Tolu Minerals, Ltd.
 *
317,000 116,714
TriStar Gold, Inc.
 *~
28,800,000 2,764,018
Viva Gold Corp.
 *
500,000 36,913

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2024
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Westhaven Gold Corp.
 *
1,000,000 $ 147,650
17,803,425
Metal - Copper 0.48%
C3 Metals, Inc.
 *
115,384 37,480
Meridian Mining UK Societas
 *
500,000 149,496
186,976
Metal - Diversified 6.73%
Aurion Resources, Ltd.
 *
400,000 183,087
Cartier Resources, Inc.
 *
750,000 44,295
De Grey Mining, Ltd.
 *
250,000 206,282
FireFly Metals, Ltd.
 *
250,000 117,957
Ivanhoe Electric, Inc./US
 *
6,299 61,730
Ivanhoe Mines, Ltd.
 *
125,000 1,491,270
Juno Corp., 144A
 #*@∆
200,000 295,301
New Age Metals, Inc., 144A
 #*∆
143,518 3,179
Nubian Resources, Ltd.
 *
500,000 20,302
Orex Minerals, Inc.
 *
700,000 78,808
Orsu Metals Corp., 144A
 #*@∆
186,922 0
RTG Mining, Inc.
 *
3,000,000 42,938
Sirios Resources, Inc.
 *
1,000,000 44,295
Sterling Metals Corp.
 *
1,000,000 36,913
2,626,357
Mining Services 1.39%
Cordoba Minerals Corp.
 *
58,823 16,068
Great Pacific Gold Corp.
 *
400,000 289,395
Orexplore Technologies, Ltd.
 *
267,284 4,704
Summa Silver Corp.
 *
750,000 232,550
542,717
Non-Ferrous Metals 0.09%
InZinc Mining, Ltd.
 *
2,000,000 36,913
Oil Companies - Exploration & Production 0.00%
Big Sky Energy Corp.
 #*@
2,000,000 0
Optical Recognition Equipment 0.00%
Nexoptic Technology Corp., 144A
 #*∆
12,083 268
Precious Metals 17.34%
Amani Gold, Ltd.
 #*@
54,500,000 35,515
Arizona Metals Corp.
 *
1,000,000 1,491,270
Brixton Metals Corp.
 *
3,000,000 210,402
Canex Metals, Inc.
 *
3,250,000 119,966
Capitan Silver Corp.
 *
1,100,000 129,932

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2024
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Precious Metals (cont’d)
Denarius Metals Corp.
 *
150,000 $ 77,516
Dolly Varden Silver Corp.
 *
2,074,000 1,286,154
First Nordic Metals Corp.
 *~
7,550,000 975,416
GFG Resources, Inc.
 *
5,525,000 346,702
Gold Terra Resource Corp.
 *
3,750,000 152,265
Gold79 Mines, Ltd.
 *
8,500,000 156,879
GR Silver Mining, Ltd.
 *
1,500,000 188,254
Hercules Silver Corp.
 *
75,000 49,832
Olive Resource Capital, Inc.
 *
4,000,000 81,208
Paramount Gold Nevada Corp.
 *
170,000 68,952
Polarx, Ltd.
 *
30,000,000 254,300
Silver Viper Minerals Corp.
 *
2,000,000 118,120
SilverCrest Metals, Inc.
 *
35,000 233,325
Stillwater Critical Minerals Corp.
 *
1,000,000 107,047
Thesis Gold, Inc.
 *
900,000 398,656
Unico Silver, Ltd.
 *
1,000,000 84,501
Visionary Metals Corp.
 *
1,500,000 71,980
Xali Gold Corp., 144A
 #*∆
4,875,000 134,962
6,773,154
Real Estate Operating/Development 1.52%
Fremont Gold, Ltd.
 *
400,000 26,577
Mammoth Resources Corp.
 *~
5,500,000 81,208
Revival Gold, Inc.
 *
1,800,000 485,032
592,817
Retail - Jewelry 0.85%
Mene, Inc.
 *
2,115,000 331,798
Silver Mining 6.25%
Aya Gold & Silver, Inc.
 *
62,500 538,002
Kootenay Silver, Inc.
 *
350,000 279,060
Metallic Minerals Corp.
 *
1,000,000 225,167
Reyna Silver Corp.
 *
360,000 33,221
Southern Silver Exploration Corp.
 *
1,500,000 188,254
Vizsla Silver Corp.
 *
900,000 1,176,036
2,439,740
Total Common Stocks 36,663,504
(cost $71,305,003)

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2024
World Precious Minerals Fund
Corporate Non-Convertible Bond 2.43%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Gold Mining 2.43%
Aris Gold Corp. 7.50 08/26/27 $ 826,687 $ 950,690
(cost $826,687)
Exchange Traded Funds 0.73% Shares
ProShares UltraShort Gold ETF
 *
4,000 93,500
VanEck Gold Miners ETF/USA 6,000 189,720
Total Exchange Traded Funds 283,220
(cost $272,065)
Warrants 0.43%
Exercise
Price
Exp.
Date
Diamonds/Precious Stones 0.00%
Barksdale Resources Corp., 144A
 #*@∆
$ 0.60 01/09/27 147,500 0
Diversified Minerals 0.00%
Spark Energy Minerals, Inc., 144A
 #*@∆
2.00 06/04/24 1,750,000 0
Western Exploration, Inc., 144A
 #*@∆
2.15 12/31/49 50,000 0
0
Gold Mining 0.00%
Cassiar Gold Corp., 144A
 #*@∆
1.05 06/08/24 99,000 0
Cassiar Gold Corp., 144A
 #*@∆
0.70 05/04/25 125,000 0
Gold Mountain Mining Corp., 144A
 #*@∆
1.75 04/21/24 50,000 0
McFarlane Lake Mining, Ltd., 144A
 #*@∆
0.07 05/01/25 2,500,000 0
Radisson Mining Resources, Inc., 144A
 #*@∆
0.27 11/17/25 375,000 0
STLLR Gold, Inc., 144A
 #*@∆
2.19 12/31/27 21,000 0
0
Metal - Diversified 0.00%
Sterling Metals Corp., 144A
 #*@∆
0.25 04/17/25 1,000,000 0
Mining Services 0.42%
Aris Mining Corp.
 *
2.75 07/29/25 645,000 161,899
Oil Companies - Exploration & Production 0.00%
Goliath Resources, Ltd., 144A
 #*@∆
0.92 05/18/25 112,500 0
Precious Metals 0.01%
Denarius Metals Corp., 144A
 #*@∆
0.60 03/02/26 75,000 5,537
GFG Resources, Inc., 144A
 #*@∆
0.18 03/20/26 373,077 0
5,537
Real Estate Operating/Development 0.00%
TDG Gold Corp., 144A
 #*@∆
0.42 07/06/26 115,000 0

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2024
World Precious Minerals Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Silver Mining 0.00%
Southern Silver Exploration Corp., 144A
 #*@∆
$ 0.35 08/14/25 875,000 $ 0
Vizsla Silver Corp., 144A
 #*@∆
2.00 11/15/24 62,500 0
0
Total Warrants 167,436
(cost $116,557 )
Investments, at value 97.47% 38,064,850
(cost $72,520,312 )
Other assets and liabilities, net 2.53% 989,840
Net Assets 100.00% $ 39,054,690

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2024
Gold and Precious Metals Fund
Common Stocks 88.82% Shares Value
Diversified Minerals 2.49%
Calibre Mining Corp.
 *
1,000,000 $ 1,232,882
Leo Lithium, Ltd.
 #*@
3,500,000 1,151,791
Lithium Royalty Corp.
 *
679 3,725
2,388,398
Enterprise Software/Services 0.31%
Abaxx Technologies, Inc.
 *
30,000 298,992
Gold Mining 56.09%
Agnico Eagle Mines, Ltd. 40,000 2,386,000
Alamos Gold, Inc. 210,000 3,097,500
Anglogold Ashanti PLC 65,000 1,443,000
Argonaut Gold, Inc.
 *
1,750,000 503,857
Black Cat Syndicate, Ltd.
 *
4,000,000 586,628
Catalyst Metals, Ltd.
 *
1,500,000 626,550
Centamin PLC 425,000 605,282
Centerra Gold, Inc. 250,000 1,476,505
Dundee Precious Metals, Inc. 150,000 1,140,600
Eldorado Gold Corp.
 *
10,000 140,700
Endeavour Mining PLC 30,000 609,501
Equinox Gold Corp.
 *
200,000 1,204,000
Firefinch, Ltd.
 #*@
5,000,000 293,243
Franco-Nevada Corp. 12,500 1,489,500
Gold Resource Corp.
 *
1,000,000 434,600
Harmony Gold Mining Co., Ltd., ADR 400,000 3,268,000
i-80 Gold Corp.
 *
200,000 262,818
IAMGOLD Corp.
 *
250,000 832,500
K92 Mining, Inc.
 *
1,750,000 8,139,234
Karora Resources, Inc.
 *
600,000 2,250,194
Kinross Gold Corp. 100,000 613,000
Lundin Gold, Inc. 130,000 1,827,323
Mineros SA 3,400,000 2,610,461
New Gold, Inc.
 *
1,000,000 1,700,000
Northern Star Resources, Ltd. 100,000 943,557
OceanaGold Corp. 1,500,000 3,388,579
Osisko Gold Royalties, Ltd. 50,000 821,000
Osisko Gold Royalties, Ltd. 50,000 820,568
Osisko Mining, Inc.
 *
112,500 230,889
Pantoro, Ltd.
 *
11,000,000 452,662
Petropavlovsk PLC
 #*@+
4,886,855 0
Ramelius Resources, Ltd. 750,000 910,346
Red 5, Ltd.
 *
2,000,000 496,000
Resolute Mining, Ltd.
 *
7,000,000 1,963,346
Royal Gold, Inc. 10,000 1,218,100
Sandstorm Gold, Ltd. 90,000 472,500
Silver Lake Resources, Ltd.
 *
1,150,000 929,840
Torex Gold Resources, Inc.
 *
90,000 1,324,868

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2024
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Wesdome Gold Mines, Ltd.
 *
150,000 $ 1,117,345
Westgold Resources, Ltd. 725,000 1,240,253
53,870,849
Metal - Copper 0.28%
First Quantum Minerals, Ltd. 25,000 268,724
Metal - Diversified 6.37%
Aclara Resources, Inc.
 *
137,400 50,718
Ivanhoe Mines, Ltd.
 *
200,000 2,386,032
Mandalay Resources Corp.
 *
500,000 546,307
Vox Royalty Corp. 1,500,000 3,135,000
6,118,057
Mining Services 2.42%
Capital, Ltd. 575,000 654,830
Empress Royalty Corp.
 *
2,000,000 553,689
Foraco International SA
 *
200,000 423,757
Orexplore Technologies, Ltd.
 *
1,007,351 17,731
Star Royalties, Ltd.
 *
3,500,000 671,810
2,321,817
Precious Metals 7.81%
Coeur Mining, Inc.
 *
100,000 377,000
Elemental Altus Royalties Corp.
 *
250,000 214,093
EMX Royalty Corp.
 *
1,250,000 2,159,389
Orla Mining, Ltd.
 *
250,000 946,809
SilverCrest Metals, Inc.
 *
200,000 1,333,284
SSR Mining, Inc. 100,000 446,000
Triple Flag Precious Metals Corp. 75,000 1,083,570
Wheaton Precious Metals Corp. 20,000 942,600
7,502,745
Real Estate Operating/Development 1.99%
Emerald Resources NL
 *
1,000,000 1,911,596
Retail - Jewelry 1.10%
Mene, Inc.
 *
1,025,000 160,801
Mene, Inc., 144A
 #*∆
5,714,285 896,449
1,057,250
Silver Mining 9.96%
Andean Precious Metals Corp.
 *
1,750,000 1,085,231
Aya Gold & Silver, Inc.
 *
772,500 6,649,699
Fortuna Silver Mines, Inc.
 *
95,000 354,350
Santacruz Silver Mining, Ltd.
 *
3,600,000 664,428

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2024
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Silver Mining (cont’d)
Silvercorp Metals, Inc. 250,000 $ 815,000
9,568,708
Total Common Stocks 85,307,136
(cost $72,279,806)
Corporate Non-Convertible Bonds 3.85%
Coupon
Rate %
Maturity
Date
Principal
Amount
Coal 0.00%
Caribbean Resources Corp.
 #@^
19.25 06/15/15 $ 485,766 0
Gold Mining 3.85%
Aris Gold Corp. 7.50 08/26/27 3,214,108 3,696,224
Total Corporate Non-Convertible Bonds 3,696,224
(cost $3,699,855)
Exchange Traded Funds 0.71% Shares
ProShares UltraShort Gold ETF
 *
9,000 210,375
VanEck Gold Miners ETF/USA 15,000 474,300
Total Exchange Traded Funds 684,675
(cost $653,189)
Warrant 0.42%
Exercise
Price
Exp.
Date
Mining Services 0.42%
Aris Mining Corp.
 *
$ 2.75 07/29/25 1,605,000 402,865
(cost $65,284 )
Investments, at value 93.80% 90,090,900
(cost $76,698,134 )
Other assets and liabilities, net 6.20% 5,950,943
Net Assets 100.00% $ 96,041,843

Notes to Portfolios of Investments (
unaudited
)
March 31, 2024

Legend
General
The yields reflect the effective yield from the date of purchase.
Variable and Floating Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at March 31, 2024.
Fair Valuation of Securities
For the Funds’ policies regarding the valuation of investments and other significant accounting policies, please refer to the Notes to Financial Statements.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the
“Board”) has designated the Adviser, as defined in Note 3 in the Notes to Financial Statements,
◊ Zero coupon bond. Interest rate presented is yield to maturity.
* Non-income producing security.
@ Security was fair valued at March 31, 2024, by U.S. Global Investors, Inc. (Adviser) (other than international securities fair valued pursuant to systematic fair value models) in accordance with valuation procedures approved by the Board of Trustees. These securities, as a percentage of net assets at March 31, 2024, were 0.00% of Global Luxury Goods Fund, 2.83% of Global
Resources Fund, 1.26% of World Precious Minerals Fund and 1.50% of Gold And Precious
Metals Fund, respectively. See the Fair Valuation of Securities section of these Notes to
Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.
# Illiquid Security.
∆ Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities and percentage of net assets as of March 31, 2024 amounted to
$35,067, 0.07%, of Global Luxury Goods Fund, $1,158,345, 2.67%, of Global Resources
Fund, $655,326, 1.68%, of World Precious Minerals Fund and $896,449, 0.93%, of Gold And
Precious Metals Fund.
~ Affiliated Company. (see following)
+ See "Restricted Securities" in Notes to Portfolios of Investments.
^ Security is currently in default and is on scheduled interest or principal payment.
ADR American Depositary Receipt
AGM Assured Guaranty Municipal
BAM Build American Mutual Assurance Company
COP Certificate of Participation
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
LP Limited Partnership
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
S&P Standard & Poor’s
SPDR Standard & Poor’s Depositary Receipt

Notes to Portfolios of Investments (
unaudited
)
March 31, 2024

as the Funds’ valuation designee to perform any fair value determinations for securities and other assets held by the Funds.
The Funds are required to disclose information regarding the fair value measurements of a
Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The measurement requirements established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.
The three levels defined by the fair value hierarchy are as follows:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long- term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean

Notes to Portfolios of Investments (
unaudited
)
March 31, 2024

between the last reported bid and ask quotation and international equity securities valued by an independent third party in order to adjust for stale pricing.
Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.
The following table summarizes the valuation of each Fund’s securities as of March 31, 2024, using the fair value hierarchy:
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
U.S. Government Securities Ultra-Short Bond Fund
Investments in Securities*
United States Government and
Agency Obligations $ – $ 28,499,687 $ – $ 28,499,687
Investments, at Value $ – $ 28,499,687 $ – $ 28,499,687
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds $ – $ 24,156,261 $ – $ 24,156,261
Investments, at Value $ – $ 24,156,261 $ – $ 24,156,261
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Luxury Goods Fund
Investments in Securities*
Common Stocks
Apparel Manufacturers $ 1,286,939 $ 4,894,256 $ – $ 6,181,195
Athletic Footwear 141,520 – – 141,520
Automotive - Cars & Light
Trucks 3,954,091 3,852,065 – 7,806,156
Beverages - Wine/Spirits 1,886,015 509,922 – 2,395,937
Building - Residential/
Commercial 718,003 – – 718,003
Casino Hotels 979,715 – – 979,715
Computers 1,954,872 – – 1,954,872

Notes to Portfolios of Investments (
unaudited
)
March 31, 2024

Global Luxury Goods Fund
Common Stocks (continued)
Cosmetics & Toiletries $ 1,098,990 $ – $ – $ 1,098,990
Cruise Lines 2,220,857 – – 2,220,857
Diversified Banking
Institution 3,451,000 – – 3,451,000
Diversified Minerals 61,644 – – 61,644
E-Commerce/Products 992,090 – – 992,090
Energy - Alternate Sources – – 0 0
Finance - Mortgage Loan/
Banker – – 0 0
Gold Mining 3,024,824 912,092 – 3,936,916
Hotels & Motels 925,978 1,670,744 – 2,596,722
Investment Management/
Advisory Services 1,518,075 – – 1,518,075
Oil Companies - Exploration
& Production 35,067 – – 35,067
Private Equity 1,222,047 – – 1,222,047
Real Estate Operating/
Development – – 0 0
Retail - Apparel/Shoe 1,445,405 2,161,723 – 3,607,128
Retail - Jewelry – 2,706,097 – 2,706,097
Silver Mining 74,600 – – 74,600
Textile - Apparel 2,405,165 – – 2,405,165
Corporate Non-Convertible Bond – 768,200 – 768,200
Call Option 21,100 – – 21,100
Investments, at Value 29,417,997 17,475,099 0 46,893,096
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Resources Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 415,082 $ – $ – $ 415,082
Agricultural Chemicals 416,050 274,088 – 690,138
Agricultural Operations – 93,897 – 93,897
Building Products - Wood 174,966 – – 174,966
Chemicals - Specialty 389,398 – – 389,398
Coal 363,900 – 0 363,900
Diamonds/Precious Stones 194,843 – – 194,843
Diversified Minerals 1,008,473 42,091 232,418 1,282,982
Energy - Alternate Sources 197,600 – 0 197,600
Enterprise Software/
Services 2,998,446 358,052 – 3,356,498
Forestry 189,473 – – 189,473
Gas - Distribution – 403,015 – 403,015

Notes to Portfolios of Investments (
unaudited
)
March 31, 2024

Global Resources Fund
Common Stocks (continued)
Gold Mining $ 4,774,596 $ 1,938 $ 58,649 $ 4,835,183
Independent Power Producer 323,400 – – 323,400
Industrial Gases 928,640 – – 928,640
Investment Companies – 187,060 – 187,060
Metal - Copper 775,682 – – 775,682
Metal - Diversified 5,491,922 410,994 295,301 6,198,217
Metal - Iron – – 0 0
Mining Services 328,349 – – 328,349
Natural Resource
Technology – – 126,171 126,171
Non-Ferrous Metals 2,010,646 113,912 0 2,124,558
Oil - US Royalty Trusts 1,622,800 321,320 – 1,944,120
Oil Companies - Exploration
& Production 4,261,369 – – 4,261,369
Oil Companies - Field
Services 1,339,960 – – 1,339,960
Oil Refining & Marketing 1,073,897 – – 1,073,897
Paper & Related Products 432,180 – – 432,180
Pipelines 1,209,600 – – 1,209,600
Precious Metals 328,768 – – 328,768
Real Estate Operating/
Development 404,193 – 0 404,193
Retail - Jewelry 117,659 – – 117,659
Silver Mining 147,658 – – 147,658
Steel - Producers 454,800 – – 454,800
Corporate Convertible Bond – – 504,860 504,860
Corporate Non-Convertible
Bonds – 1,442,170 – 1,442,170
Exchange Traded Funds 2,936,778 – – 2,936,778
Warrants
Diamonds/Precious Stones – 0 – 0
Diversified Minerals 0 0 – 0
Gold Mining – 0 – 0
Investment Companies – 0 – 0
Metal - Copper 0 – – 0
Metal - Diversified – 0 – 0
Mining Services 120,483 – – 120,483
Non-Ferrous Metals – 11,404 – 11,404
Oil Companies - Exploration
& Production – 43,188 – 43,188
Precious Metals – 0 – 0
Real Estate Operating/
Development – 0 – 0
Silver Mining – 0 – 0
Investments, at Value 35,431,611 3,703,129 1,217,399 40,352,139

Notes to Portfolios of Investments (
unaudited
)
March 31, 2024

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
World Precious Minerals Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 3,448,378 $ – $ – $ 3,448,378
Coal – – 0 0
Diamonds/Precious Stones 355,801 – – 355,801
Diversified Minerals 1,402,558 60,536 2,953 1,466,047
Energy - Alternate Sources – 57,840 – 57,840
Financial Services – 1,273 – 1,273
Gold Mining 15,147,244 2,595,275 60,906 17,803,425
Metal - Copper 186,976 – – 186,976
Metal - Diversified 1,963,879 367,177 295,301 2,626,357
Mining Services 305,463 237,254 – 542,717
Non-Ferrous Metals 36,913 – – 36,913
Oil Companies - Exploration
& Production – – 0 0
Optical Recognition
Equipment 268 – – 268
Precious Metals 6,398,838 338,801 35,515 6,773,154
Real Estate Operating/
Development 592,817 – – 592,817
Retail - Jewelry 331,798 – – 331,798
Silver Mining 2,439,740 – – 2,439,740
Corporate Non-Convertible Bond – 950,690 – 950,690
Exchange Traded Funds 283,220 – – 283,220
Warrants
Diamonds/Precious Stones – 0 – 0
Diversified Minerals – 0 – 0
Gold Mining – 0 – 0
Metal - Diversified – 0 – 0
Mining Services 161,899 – – 161,899
Oil Companies - Exploration
& Production – 0 – 0
Precious Metals – 5,537 – 5,537
Real Estate Operating/
Development – 0 – 0
Silver Mining – 0 – 0
Investments, at Value 33,055,792 4,614,383 394,675 38,064,850

Notes to Portfolios of Investments (
unaudited
)
March 31, 2024

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2024 through March 31, 2024:
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Gold And Precious Metals Fund
Investments in Securities*
Common Stocks
Diversified Minerals $ 1,236,607 $ – $ 1,151,791 $ 2,388,398
Enterprise Software/
Services 298,992 – – 298,992
Gold Mining 44,823,142 8,754,464 293,243 53,870,849
Metal - Copper 268,724 – – 268,724
Metal - Diversified 6,118,057 – – 6,118,057
Mining Services 1,649,256 672,561 – 2,321,817
Precious Metals 7,502,745 – – 7,502,745
Real Estate Operating/
Development – 1,911,596 – 1,911,596
Retail - Jewelry 1,057,250 – – 1,057,250
Silver Mining 9,568,708 – – 9,568,708
Corporate Non-Convertible
Bonds – 3,696,224 0 3,696,224
Exchange Traded Funds 684,675 – – 684,675
Warrant
Mining Services 402,865 – – 402,865
Investments, at Value $ 73,611,021 $ 15,034,845 $ 1,445,034 $ 90,090,900
*
Refer to the Portfolio of Investments for a detailed list of the Fund’s investments.
†
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments, such as
Currency Contracts, which are valued at the unrealized appreciation (depreciation) at year end.
Common
Stocks Total
Global Luxury Goods Fund
Beginning Balance 12/31/23 $ 0 $ 0
Net change in unrealized appreciation (depreciation) — —
Ending Balance 03/31/24 $ 0 $ 0
Net change in unrealized appreciation (depreciation) from Investments held as of
03/31/24
(1)
$ — $ —
Common
Stocks
Corporate
Convertible
Bond Total
Global Resources Fund
Beginning Balance 12/31/23 $ 732,376 $ 509,860 $ 1,242,236
Net change in unrealized appreciation (depreciation) (19,837) (5,000) (24,837)
Ending Balance 03/31/24 $ 712,539 $ 504,860 $ 1,217,399
Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/24
(1)
$ (19,837) $ (5,000) $ (24,837)

Notes to Portfolios of Investments (
unaudited
)
March 31, 2024

(
Significant unobservable inputs developed by the Adviser for Level 3 investments held at period end are as follows:
Common
Stock Total
World Precious Minerals Fund
Beginning Balance 12/31/23 $ 404,295 $ 404,295
Net change in unrealized appreciation (depreciation) (9,620) (9,620)
Ending Balance 03/31/24 $ 394,675 $ 394,675
Net change in unrealized appreciation (depreciation) from Investments held as of
03/31/24
(1)
$ (9,620) $ (9,620)
Common
Stocks
Corporate
Non-
Convertible
Bond Total
Gold and Precious Metals Fund
Beginning Balance 12/31/23 $ 1,511,115 $ 0 $ 1,511,115
Net change in unrealized appreciation (depreciation) (66,081) — (66,081)
Ending Balance 03/31/24 $ 1,445,034 $ 0 $ 1,445,034
Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/24
(1)
$ (66,081) $ — $ (66,081)
(1)
The amounts shown represent the net change in unrealized appreciation (depreciation) attributable to only those investments still held and classified as Level 3 at March 31, 2024.
Fair Value at
03/31/24
Valuation
Technique(s)
Unobservable
Input
Range (Weighted
Average)
Global Luxury Goods Fund
Investments in Securities
Common Stocks $ 0 Market Transaction
(1)
Discount 100%
Global Resources Fund
Investments in Securities 0% - 100% discount
(98% discount)
Common Stocks 712,539 Market Transaction
(1)
Discount
Corporate Convertible Bond 504,860 Market Transaction
(1)
Discount 0%
World Precious Minerals Fund
Investments in Securities 0% - 100% discount
(96% discount)
Common Stocks 394,675 Market Transaction
(1)
Discount
Gold and Precious Metals Fund
Investments in Securities 0% - 100% discount
(23% discount)
Common Stocks 1,445,034 Market Transaction
(1)
Discount
Corporate Non-Convertible
Bond
0 Market Transaction
(1)
Discount 100%

Notes to Portfolios of Investments (
unaudited
)
March 31, 2024

The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Valuation Committee.
Affiliated Companies
The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the year ended March 31, 2024.
At March 31, 2024, the value of investments in affiliated companies was $0, representing 0%
of net assets, and the total cost was $2,400,000.
(1)
Market Transaction refers to most recent known market transaction, including transactions in which the fund participated, as adjusted for any discount or premium as discussed below.
Shares of Affiliated Companies
Global Resources Fund
December 31,
2023 Additions Reductions March 31, 2024
Pacific Green Energy Corp. 2,400,000 — — 2,400,000
Values of Affiliated Companies
Global Resources
Fund
December
31, 2023
Purchases
Cost
Sales
Proceeds
March 31,
2024 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Pacific Green
Energy Corp. $ 0 $ — $ — $ 0 $ — $ — $ —
Shares of Affiliated Companies
World Precious Minerals Fund
December 31,
2023 Additions Reductions March 31 , 202 4
Barsele Minerals Corp. 7,550,000 — (7,550,000) —
First Nordic Metals Corp. — 7,550,000 — 7,550,000
Kesselrun Resources Ltd 5,000,000 — — 5,000,000
Mammoth Resources Corp. 5,500,000 — — 5,500,000
TriStar Gold, Inc. 28,800,000 — — 28,800,000
Waraba Gold Ltd. 8,200,000 — — 8,200,000
Waraba Gold, Ltd. 5,390,000 — 5,390,000 —

Notes to Portfolios of Investments (
unaudited
)
March 31, 2024

At March 31, 2024, the value of investments in affiliated companies was $3,991,916, representing 10.22% of net assets, and the total cost was $7,228,642.
Restricted Securities
The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.
As of March 31, 2024, the total cost of restricted securities was $426,625, and the total value was $0, representing 0.00% of net assets.
As of March 31, 2024, the total cost of restricted securities was $7,473,544, and the total value was
$126,171, representing 0.29% of net assets.
As of March 31, 2024, the total cost of restricted securities was $1,362,590, and the total value was $0, representing 0.00% of net assets.
Values of Affiliated Companies
World Precious
Minerals Fund
December
31, 2023
Purchases
Cost
Sales
Proceeds
March 31,
2024 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Barsele Minerals
Corp. $ 769,216 $ — $ (1,558,332) $ — $ — $ — $ (610,884)
First Nordic Metals
Corp. — 1,558,332 — 975,416 — — (582,916)
Kesselrun
Resources Ltd $ 169,805 $ —
$
— $ 110,738 $ — $ — $ (59,067)
Mammoth
Resources Corp. 62,262 — — 81,208 — — 18,946
TriStar Gold, Inc. 1,956,153 — — 2,764,018 — — 807,865
Waraba Gold, Ltd, 371,307 — — 60,536 — — (310,771)
$ 3,328,743 $ 1,558,332 $ (1,558,332) $ 3,991,916 $ — $ — $ (736,527)
Global Luxury Goods Fund
Acquisition
Date
Cost per
Share/Unit
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00
Global Resources Fund
Acquisition
Date
Cost per
Share/Unit
I-Pulse, Inc., 144A 10/04/07 $ 1.88
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00
Gold and Precious Metals Fund
Acquisition
Date
Cost per
Share/Unit
Petropavlovsk PLC 09/15/21-10/07/21 $ 0.28